Short Term Notes Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short Term Notes Payable

The Company entered into short term notes payable between June 26, 2018 and December 31, 2018 in the total principal amount of $1,870,525 with an interest rate of 5% per annum. The principal and accrued interest of $1,883,163 as of December 31, 2018 are due and payable six months from the date of issuance of the respective notes.

On December 26, 2018, the Company defaulted on the short term notes payable issued on June 26, 2018 and began accruing interest at the default interest rate of 10%. On January 2, 2019, the Company defaulted on the short term notes payable issued on July 2, 2018 and began accruing interest at the default interest rate of 10%. On January 30, 2019, the Company defaulted on the short term notes payable issued on July 30, 2018 and began accruing interest at the default interest rate of 10%.